GENERAL GENERAL 2 (Details)	12 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2011
Number of vessels owned by group	33
Number of vessels owned through ITCL	9	9
VLCC Vessels [Member]
Number of vessels owned by group	23
Number of Vessels under Commercial Management	6
Double Hull Suezmax [Member]
Number of vessels owned by group	10
Number of Vessels on Order	2
Number of Vessels under Commercial Management	6